Correction of Errors (Tables)	12 Months Ended
Dec. 31, 2019
Correction of Errors [Abstract]
Schedule of restatement

	Previously reported
	December 31, 2018	(Decrease)/ Increase	December 31, 2018
			(Restated)
Consolidated Balance Sheets
Current assets:
Accounts receivable, net	$2,811,011	$(1,515,329)	$1,295,682
Accounts receivable-related parties, net	$1,316,841	$(726,509)	$590,332

Non-current assets
Non-current accounts receivable	$-	$1,515,329	$1,515,329
Non-current accounts receivable-related parties	$-	$726,509	$726,509